Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) BasisPoint Multiple	Dec. 31, 2015 USD ($) BasisPoint Multiple	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Servicing Assets at Fair Value [Line Items]
Fair value	$ 2,591	$ 2,512	$ 2,338	$ 2,680
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	230,047	229,375
Fair value	$ 2,591	$ 2,512
Value (bps) | BasisPoint	113	110
Weighted-average servicing fees (bps) | BasisPoint	30	29
Multiple (value/servicing fees) | Multiple	3.77	3.79
Weighted-average note rate	4.06%	4.13%
Weighted-average age (in years)	3 years 8 months 12 days	3 years 4 months 24 days
Weighted-average expected prepayment (constant prepayment rate)	10.00%	11.30%
Weighted-average expected life (in years)	7 years	6 years 4 months 24 days
Weighted-average option adjusted spread or discount rate	8.00%	10.00%
HFA [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 34,746	$ 26,492
Fair value	$ 398	$ 297
Value (bps) | BasisPoint	115	112
Weighted-average servicing fees (bps) | BasisPoint	36	36
Multiple (value/servicing fees) | Multiple	3.19	3.11
Weighted-average note rate	4.37%	4.46%
Weighted-average age (in years)	2 years 10 months 24 days	3 years 1 month 6 days
Weighted-average expected prepayment (constant prepayment rate)	9.40%	12.80%
Weighted-average expected life (in years)	8 years	6 years 1 month 6 days
Weighted-average option adjusted spread or discount rate	9.90%	11.80%
Government [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 37,530	$ 40,350
Fair value	$ 422	$ 443
Value (bps) | BasisPoint	112	110
Weighted-average servicing fees (bps) | BasisPoint	34	34
Multiple (value/servicing fees) | Multiple	3.29	3.24
Weighted-average note rate	3.95%	4.08%
Weighted-average age (in years)	3 years 9 months 18 days	3 years 7 months 6 days
Weighted-average expected prepayment (constant prepayment rate)	11.30%	13.90%
Weighted-average expected life (in years)	6 years 9 months 18 days	5 years 8 months 12 days
Weighted-average option adjusted spread or discount rate	9.20%	11.20%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 157,771	$ 162,533
Fair value	$ 1,771	$ 1,772
Value (bps) | BasisPoint	112	109
Weighted-average servicing fees (bps) | BasisPoint	27	27
Multiple (value/servicing fees) | Multiple	4.15	4.04
Weighted-average note rate	4.02%	4.09%
Weighted-average age (in years)	3 years 9 months 18 days	3 years 4 months 24 days
Weighted-average expected prepayment (constant prepayment rate)	9.80%	10.40%
Weighted-average expected life (in years)	6 years 10 months 24 days	6 years 7 months 6 days
Weighted-average option adjusted spread or discount rate	7.20%	9.40%